Share-based Payments - Schedule of Subsidiary Share-Based Payments (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)	17,793,881	13,414,118	10,916,086
Granted (in shares)	3,120,975	8,881,000	5,424,000
Exercised (in shares)	(534,034)	(577,022)	(2,238,187)
Outstanding at end of period (in shares)	16,956,590	17,793,881	13,414,118
Alivio
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)		0	3,888,168
Granted (in shares)			197,398
Exercised (in shares)			(2,373,750)
Expired During the Year			(506,260)
Forfeited (in shares)			(1,205,556)
Deconsolidation (in shares)			0
Outstanding at end of period (in shares)			0
Entrega
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)	344,500	349,500	962,000
Granted (in shares)	0	45,000	0
Exercised (in shares)	0	0	(525,000)
Expired During the Year	0	(50,000)	(87,500)
Forfeited (in shares)	0	0	0
Deconsolidation (in shares)	0	0	0
Outstanding at end of period (in shares)	344,500	344,500	349,500
Follica
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)	2,776,120	2,686,120	1,309,040
Granted (in shares)	0	90,000	1,383,080
Exercised (in shares)	0	0	0
Expired During the Year	(2,170,547)	0	(6,000)
Forfeited (in shares)	(605,573)	0	0
Deconsolidation (in shares)	0	0	0
Outstanding at end of period (in shares)	0	2,776,120	2,686,120
Sonde
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)	0	2,049,004	2,192,834
Granted (in shares)		0	0
Exercised (in shares)		0	0
Expired During the Year		0	(51,507)
Forfeited (in shares)		0	(92,323)
Deconsolidation (in shares)		(2,049,004)	0
Outstanding at end of period (in shares)		0	2,049,004
Vedanta
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)	1,824,576	1,991,637	1,741,888
Granted (in shares)	0	490,506	451,532
Exercised (in shares)	0	(400,000)	(52,938)
Expired During the Year	(1,313)	(65,235)	(76,491)
Forfeited (in shares)	(29,607)	(192,332)	(72,354)
Deconsolidation (in shares)	(1,793,656)	0	0
Outstanding at end of period (in shares)	0	1,824,576	1,991,637